FAIR VALUE MEASUREMENT (Details 1) - USD ($)		6 Months Ended
	Dec. 31, 2016	Jun. 30, 2017	Dec. 31, 2015
Fair value of financial liabilities measured using Level 3 inputs
Fair Value Measurement Asset Amount Realized	$ 16,000,000	$ 0
Other net change to fair value [Abstract]
Other net change to fair value - Included in accumulated other comprehensive loss		0
Carrying value	(811,000,000)	(900,000,000)	$ (811,000,000)
Cephalon [Member]
Contingent consideration resulting from [Abstract]
Contingent consideration resulting from	(12,000,000)	(1,000,000)
Changes in contingent consideration [Abstract]
Changes in contingent consideration	205,000,000	0
Microdose [Member]
Contingent consideration resulting from [Abstract]
Contingent consideration resulting from	(8,000,000)	0
Nu Pathe [Member]
Contingent consideration resulting from [Abstract]
Contingent consideration resulting from	122,000,000	0
Labrys [Member]
Changes in contingent consideration [Abstract]
Changes in contingent consideration	25,000,000	1,000,000
Eagle Transaction [Member]
Contingent consideration resulting from [Abstract]
Contingent consideration resulting from	(179,000,000)	(102,000,000)
Changes in contingent consideration [Abstract]
Changes in contingent consideration	115,000,000	88,000,000
Gecko [Member]
Contingent consideration resulting from [Abstract]
Contingent consideration resulting from	6,000,000
Labrys Transaction [Member]
Contingent consideration resulting from [Abstract]
Contingent consideration resulting from	(6,000,000)	(36,000,000)
Actavis Generic [Member]
Fair value of financial liabilities measured using Level 3 inputs
Fair Value Measurement Asset Amount Realized	(302,000,000)	0
Contingent consideration resulting from [Abstract]
Contingent consideration resulting from		(22,000,000)
Forein Currency Translation [Member]
Fair value of financial liabilities measured using Level 3 inputs
Forein Currency Translation Differences	$ (18,000,000)	$ 17,000,000